7. Income Taxes	12 Months Ended
Mar. 31, 2017
Notes
7. Income Taxes

7. INCOME TAXES

The Company is domiciled in Canada and files Canadian federal and certain provincial tax returns. The Company had no provision (benefit) for income taxes for the years ending March 31, 2017, 2016 and 2015 as a result of its net losses and full valuation allowance against its deferred assets.

Deferred income taxes reflect the net tax effects of differences between the bases of assets and liabilities for financial reporting and income tax purposes.  The Company’s deferred income tax assets consist principally of carry forward losses which are offset by a full valuation allowance.

The Company is required to establish a valuation allowance for deferred tax assets if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income in the periods which the deferred tax assets are deductible, the Company has determined that there is a full valuation allowance as of March 31, 2017 and 2016.

The Company is subject to income taxes in numerous jurisdictions. Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. The Company establishes liabilities for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These liabilities are established when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The Company adjusts these liabilities in light of changing facts and circumstances, such as the outcome of a tax audit. The provision for income taxes includes the impact of changes to the liability that is considered appropriate. The Company has identified no material uncertain tax positions as of March 31, 2017.

The Company is subject to income tax audits in all jurisdictions for which it is required to file tax returns. Tax audits by their nature are often complex and can require several years to complete. Neither the Company nor any of its subsidiaries is currently under audit in any jurisdiction. All of the Company’s income tax returns remain subject to examination by tax authorities.

During the year ended March 31, 2017, the Company recorded $20,000 in tax penalties to the IRS for failure to timely file income tax returns for the prior years and is included in other income (expense) on the Consolidated Statements of Operations and Comprehensive Loss.